OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Securities - FVTPL	$3,416	$3,240
Derivative assets	100	192
Securities - FVTOCI	27	61
Other marketable securities	28	28
Restricted cash	378	581
Inventory(1)	1,228	1,858
Accounts receivable	9	43
Other	153	167
Total other non-current assets	$5,339	$6,170
(1)Inventory (see Note 11, Accounts Receivable And Other for the current portion) with a carrying value of $1.3 billion (December 31, 2023 - $1.5 billion) are pledged as security for property debt.
Securities - FVTPL
Securities - FVTPL primarily consists of the partnership’s investment in the Brookfield Strategic Real Estate Partners (“BSREP”) III fund, with a carrying value of the financial asset at December 31, 2024 of $1,542 million (December 31, 2023 - $1,424 million). It also includes the partnership’s investment in a U.S. department store chain with a carrying value of the financial asset at December 31, 2024 of $551 million (December 31, 2023 - $551 million).